Exhibit 99.1

SolarCity LMC Series V, LLC

Solar Asset Backed Notes, Series 2015-2

Sample Solar Asset Agreed-Upon Procedures

Report To:

SolarCity Corporation

AU Solar 2, LLC

Credit Suisse Securities (USA) LLC

Goldman, Sachs & Co.

9 December 2015

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

SolarCity Corporation

AU Solar 2, LLC

3055 Clearview Way

San Mateo, California 94402

Credit Suisse Securities (USA) LLC

11 Madison Avenue

New York, New York 10010

Goldman, Sachs & Co.

200 West Street

New York, New York 10282

Re:	SolarCity LMC Series V, LLC
Solar Asset Backed Notes, Series 2015-2 (the “Notes”)
Sample Solar Asset Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist AU Solar 2, LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to a portfolio of solar assets installed on residential properties (the “Solar Assets”) relating to the SolarCity LMC Series V, LLC securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, SolarCity Corporation (the “Originator”), on behalf of the Depositor, provided us with:

a.	An electronic data file labeled “LMC-5 Data Tape_vDist_v12.xlsx” and the corresponding record layout and decode information (the “Statistical Base Data File”) that the Originator, on behalf of the Depositor, indicated contains information on certain solar assets installed on residential properties (the “Statistical Solar Assets”) as of 31 October 2015 (the “Statistical Cut-Off Date”),

b.	An electronic data file labeled “LMC-5 Data Tape_vDist_v14.xlsx” and the corresponding record layout and decode information (the “Updated Statistical Data File,” together with the Statistical Base Data File, the “Provided Data Files”) that the Originator, on behalf of the Depositor, indicated contains:

i.	Certain information on the Statistical Solar Assets as of the Statistical Cut-Off Date which supersedes the corresponding information on the Statistical Base Data File and

ii.	Certain additional information on the Statistical Solar Assets as of the Statistical Cut-Off Date which was not included on the Statistical Base Data File,

c.	A schedule (the “Sample Solar Asset Listing Schedule”) that the Originator, on behalf of the Depositor, indicated contains a list of identification numbers (each, a “Job ID”) corresponding to 275 Statistical Solar Assets (the “Sample Solar Assets”), as shown on the Statistical Data File (as defined in Attachment A), which are listed on Exhibit 1 to Attachment A,

d.	Imaged copies of:

i.	The customer lease agreement, power purchase agreement and amendment and/or change order thereto (collectively, the “Agreement”),

ii.	The PBI documents, if applicable (the “PBI Documents”),

iii.	The lifetime production report, if applicable (the “Lifetime Production Report”) and

iv.	Certain printed system screen shots from the Originator’s servicing system (the “System Screen Shots,” together with the Agreement, PBI Documents and Lifetime Production Report, the “Source Documents”)

for each Sample Solar Asset,

e.	Certain schedules that the Originator, on behalf of the Depositor, indicated contain information relating to the:

i.	County (the “Geographic Schedule”),

ii.	Host customer FICO score (the “FICO Score Schedule”) and

iii.	Payment by ACH transfer status and first payment date (the “Lease Dimensions Billing Data Schedule,” together with the Geographic Schedule, FICO Score Schedule and Source Documents, the “Sources”)

for each Sample Solar Asset,

f.	The list of relevant characteristics (the “Sample Characteristics”) as shown on the Statistical Data File, which are listed on Exhibit 2 to Attachment A and

g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The Sample Solar Assets were selected from the Statistical Data File by the Originator, on behalf of the Depositor. The Originator, on behalf of the Depositor, did not inform us as to the basis for how they selected the number of Sample Solar Assets or the selection criteria they used to select the Sample Solar Assets. The Originator, on behalf of the Depositor, indicated that the Sample Solar Assets and Statistical Solar Assets are expected to be representative of the Solar Assets.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Data Files, Sample Solar Asset Listing Schedule, Sources, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Provided Data Files or Statistical Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the information on the Sample Solar Asset Listing Schedule, Sources or any other information provided to us by the Originator, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Statistical Solar Assets or Solar Assets, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Originator, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, perform an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Solar Assets conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Solar Assets,

iii.	Whether the originator of the Solar Assets complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Solar Assets that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

9 December 2015

Attachment A

Procedures performed and our associated findings

1.	For each Statistical Solar Asset, we were instructed by the Originator, on behalf of the Depositor, to:

a.	Replace the year 1 through year 20 performance guarantees (kWh) information on the Statistical Base Data File with the corresponding year 1 through year 20 performance guarantees (kWh) information on the Updated Statistical Data File and

b.	Append the Statistical Base Data File with the corresponding county, FICO score, payment by ACH transfer, next rate adjustment date, seasoning (months) and remaining term (months) information on the Updated Statistical Data File.

The Statistical Base Data File, as adjusted, is hereinafter referred to as the “Statistical Data File.”

2.	For each Sample Solar Asset, we compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Statistical Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by the Originator, on behalf of the Depositor, that are stated in the notes to Exhibit 2 to Attachment A and the succeeding paragraph of this Item 2. The Source(s) that we were instructed by the Originator, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

For each Sample Solar Asset listed on Exhibit 4 to Attachment A, either:

a.	The Originator, on behalf of the Depositor, was not able to provide us with the applicable Source listed on Exhibit 3 to Attachment A for the Sample Characteristic(s) listed on Exhibit 4 to Attachment A for such Sample Solar Asset or

b.	The applicable Source listed on Exhibit 3 to Attachment A that was provided by the Originator, on behalf of the Depositor, for the Sample Characteristic(s) listed on Exhibit 4 to Attachment A did not contain information relating to such Sample Characteristic(s)

(collectively, the “Non-Compared Sample Characteristics”).

For the Non-Compared Sample Characteristics, we performed no procedures to compare the information on the Statistical Data File to the corresponding information in the Sources.

Exhibit 1 to Attachment A

Sample Solar Assets

Sample Solar Asset Number	Job ID	Sample Solar Asset Number	Job ID
1	JB-950245-00	47	JB-8631127-00
2	JB-8533902-00	48	JB-8003117-00
3	JB-803435-00	49	JB-9563747-00
4	JB-8021692-00	50	JB-9003138-00
5	JB-9675017-00	51	JB-9322304-00
6	JB-117231-00	52	JB-118042-00
7	JB-9002553-00	53	JB-8011982-00
8	JB-9002554-00	54	JB-9371755-00
9	JB-085199-00	55	JB-919981-00
10	JB-9251952-00	56	JB-8011993-00
11	JB-077195-00	57	JB-8022599-00
12	JB-0801046-00	58	JB-8511511-00
13	JB-9002853-00	59	JB-088372-00
14	JB-8002841-00	60	JB-0801213-00
15	JB-9581168-00	61	JB-803552-00
16	JB-070421-00	62	JB-9361625-00
17	JB-927458-00	63	JB-9262984-00
18	JB-9203177-00	64	JB-9341068-00
19	JB-8571831-00	65	JB-115518-00
20	JB-8002908-00	66	JB-9203405-00
21	JB-9262742-00	67	JB-8022664-00
22	JB-9371617-00	68	JB-946798-00
23	JB-9531338-00	69	JB-8022674-00
24	JB-117472-00	70	JB-8012020-00
25	JB-805470-00	71	JB-805525-00
26	JB-8523039-00	72	JB-8022676-00
27	JB-071063-00	73	JB-960126-00
28	JB-9134818-00	74	JB-8571967-00
29	JB-9134825-00	75	JB-070455-00
30	JB-906481-00	76	JB-8003275-00
31	JB-8502729-00	77	JB-906525-00
32	JB-8011916-00	78	JB-8502813-00
33	JB-8022486-00	79	JB-9263006-00
34	JB-804437-00	80	JB-9282609-00
35	JB-9262930-00	81	JB-8022710-00
36	JB-9203306-00	82	JB-8022714-00
37	JB-8502749-00	83	JB-9203451-00
38	JB-9581209-00	84	JB-8537121-00
39	JB-9581210-00	85	JB-0801251-00
40	JB-9171938-00	86	JB-9203472-00
41	JB-9003097-00	87	JB-8511591-00
42	JB-8523139-00	88	JB-9332647-00
43	JB-9341020-00	89	JB-8571992-00
44	JB-8003103-00	90	JB-8537136-00
45	JB-8003113-00	91	JB-9676078-00
46	JB-8511493-00	92	JB-8003383-00

Exhibit 1 to Attachment A

Sample Solar Asset Number	Job ID	Sample Solar Asset Number	Job ID
93	JB-9531731-00	141	JB-891120-00
94	JB-9456868-00	142	JB-8537321-00
95	JB-9263061-00	143	JB-9581322-00
96	JB-8631188-00	144	JB-939613-00
97	JB-8012098-00	145	JB-9676439-00
98	JB-087296-00	146	JB-9191079-00
99	JB-9172013-00	147	JB-9512650-00
100	JB-9491117-00	148	JB-124257-00
101	JB-9571680-00	149	JB-9564141-00
102	JB-805545-00	150	JB-105459-00
103	JB-8523318-00	151	JB-8023139-00
104	JB-8012110-00	152	JB-9135560-00
105	JB-9003258-00	153	JB-8631259-00
106	JB-8003455-00	154	JB-9282831-00
107	JB-9322482-00	155	JB-9252629-00
108	JB-8537173-00	156	JB-9172114-00
109	JB-954690-00	157	JB-9457259-00
110	JB-9591274-00	158	JB-9351914-00
111	JB-0801277-00	159	JB-9532111-00
112	JB-9221312-00	160	JB-9457267-00
113	JB-856444-00	161	JB-9332915-00
114	JB-9341203-00	162	JB-8572084-00
115	JB-8537200-00	163	JB-082270-00
116	JB-9003279-00	164	JB-8003831-00
117	JB-8003530-00	165	JB-9457286-00
118	JB-9135312-00	166	JB-8511755-00
119	JB-115558-00	167	JB-9263165-00
120	JB-9231555-00	168	JB-912180-00
121	JB-9231557-00	169	JB-9191089-00
122	JB-9172048-00	170	JB-9591436-00
123	JB-9531935-00	171	JB-8511757-00
124	JB-9512604-00	172	JB-9203694-00
125	JB-9231592-00	173	JB-9351937-00
126	JB-8537280-00	174	JB-9512680-00
127	JB-930843-00	175	JB-9512683-00
128	JB-9263126-00	176	JB-8003876-00
129	JB-8023062-00	177	JB-9282849-00
130	JB-077257-00	178	JB-9491189-00
131	JB-9252581-00	179	JB-8511767-00
132	JB-8537303-00	180	JB-8631275-00
133	JB-8003712-00	181	JB-9676471-00
134	JB-9512627-00	182	JB-8631276-00
135	JB-9282798-00	183	JB-952839-00
136	JB-8012205-00	184	JB-8023220-00
137	JB-8003726-00	185	JB-9332964-00
138	JB-087306-00	186	JB-9591469-00
139	JB-8003729-00	187	JB-856498-00
140	JB-939611-00	188	JB-9361864-00

Exhibit 1 to Attachment A

Sample Solar Asset Number	Job ID	Sample Solar Asset Number	Job ID
189	JB-930907-00	233	JB-9676553-00
190	JB-8511785-00	234	JB-9211776-00
191	JB-072056-00	235	JB-9003437-00
192	JB-960147-00	236	JB-8523882-00
193	JB-9203738-00	237	JB-9491222-00
194	JB-9351977-00	238	JB-9333127-00
195	JB-9676490-00	239	JB-9457791-00
196	JB-8023256-00	240	JB-930978-00
197	JB-8523688-00	241	JB-856571-00
198	JB-9512727-00	242	JB-8523977-00
199	JB-8023258-00	243	JB-9341524-00
200	JB-8003986-00	244	JB-060644-00
201	JB-856503-00	245	JB-9341533-00
202	JB-9581364-00	246	JB-9301000-00
203	JB-9252696-00	247	JB-9532695-00
204	JB-906609-00	248	JB-9283037-00
205	JB-9457452-00	249	JB-9458059-00
206	JB-9135680-00	250	JB-9372226-00
207	JB-9252716-00	251	JB-9283077-00
208	JB-8523745-00	252	JB-8524136-00
209	JB-9322727-00	253	JB-9352167-00
210	JB-8004079-00	254	JB-9203942-00
211	JB-9322732-00	255	JB-9532869-00
212	JB-907898-00	256	JB-9521011-00
213	JB-9512769-00	257	JB-0631656-00
214	JB-8004108-00	258	JB-9253181-00
215	JB-9282910-00	259	JB-9533060-00
216	JB-9341411-00	260	JB-8524404-00
217	JB-9512791-00	261	JB-939825-00
218	JB-8004161-00	262	JB-9003722-00
219	JB-8503027-00	263	JB-9333471-00
220	JB-8004163-00	264	JB-8524461-00
221	JB-9252758-00	265	JB-806948-00
222	JB-9352043-00	266	JB-0631701-00
223	JB-9457574-00	267	JB-9412105-00
224	JB-8004206-00	268	JB-8503849-00
225	JB-8004220-00	269	JB-8573258-00
226	JB-9231711-00	270	JB-8525568-00
227	JB-8537612-00	271	JB-8005951-00
228	JB-8537616-00	272	JB-115944-00
229	JB-024609-00	273	JB-9061087-00
230	JB-8012430-00	274	JB-9592749-00
231	JB-064513-00	275	JB-2071631-00
232	JB-9231716-00

Exhibit 2 to Attachment A

Sample Characteristics

Sample Characteristic	Source(s)	Note(s)
Job ID	Agreement	i.

Market	Agreement

City	Agreement or System Screen Shots	ii., iii.

State	Agreement

Zip code	Agreement

Payment type	Agreement

Original term (months)	Agreement

Year 1 monthly payment (lease)	Agreement

Year 1 PPA rate (ppa)	Agreement

Annual escalator	(a) Agreement or (b) Agreement and recalculation	iv., v.

Year 2 performance guarantee (kWh)	Agreement	vi., vii.

Contract estimated annual production (kWh)	(a) Agreement or (b) Agreement and recalculation	viii., ix.

PBI rate	PBI Documents	x.

PBI term	PBI Documents	x.

PTO date	System Screen Shots or Lifetime Production Report	xi., xii.

System size (kW DC)	System Screen Shots and recalculation	xiii.

Utility name	System Screen Shots

Panel manufacturer	System Screen Shots

Inverter manufacturer	System Screen Shots

County	Geographic Schedule and Agreement	xiv.

FICO score	FICO Score Schedule

Payment by ACH transfer	Lease Dimensions Billing Data Schedule	xv.

First payment date	Lease Dimensions Billing Data Schedule	xvi.

Last payment date	Agreement, Lease Dimensions Billing Data Schedule and recalculation	xvii.

Sample Characteristic	Source(s)	Note(s)

Next rate adjustment date	Lease Dimensions Billing Data Schedule and recalculation	xviii.

Seasoning (months)	Lease Dimensions Billing Data Schedule and recalculation	xix.

Remaining term (months)	Lease Dimensions Billing Data Schedule, Agreement and recalculation	xx.

Exhibit 2 to Attachment A

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the city Sample Characteristic for each Sample Solar Asset (except for Sample Solar Asset numbers 166, 212 and 245), the Originator, on behalf of the Depositor, instructed us to use the Agreement as the Source.

iii.	For the purpose of comparing the city Sample Characteristic for Sample Solar Asset numbers 166, 212 and 245, the Originator, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source.

iv.	For the purpose of comparing the annual escalator Sample Characteristic for each Sample Solar Asset (except for Sample Solar Asset numbers 113 and 269), the Originator, on behalf of the Depositor, instructed us to use the Agreement as the Source.

v.	For the purpose of comparing the annual escalator Sample Characteristic for Sample Solar Asset numbers 113 and 269, the Originator, on behalf of the Depositor, instructed us to recalculate the annual escalator by:

a.	Calculating the difference between the:

(1)	Year 2 monthly payment (lease) and

(2)	Year 1 monthly payment (lease),

both as shown on the Agreement,

b.	Dividing the result obtained in a. above by the year 1 monthly payment (lease), as shown on the Agreement, and

c.	Multiplying the result obtained in b. above by 100.

vi.	We were instructed by the Originator, on behalf of the Depositor, not to compare the year 2 performance guarantee (kWh) Sample Characteristic for Sample Solar Assets with a performance guarantee value of “no,” as shown on the Statistical Data File (the “No Performance Guarantee Sample Solar Assets”).

vii.	For the purpose of comparing the year 2 performance guarantee (kWh) Sample Characteristic for each Sample Solar Asset that is not a No Performance Guarantee Sample Solar Asset (the “Performance Guarantee Sample Solar Assets”), the Originator, on behalf of the Depositor, instructed us to ignore differences of +/- 10% or less (as a percentage of the year 2 performance guarantee (kWh) value that is shown on the Statistical Data File).

Exhibit 2 to Attachment A

Notes: (continued)

viii.	For the purpose of comparing the contract estimated annual production (kWh) Sample Characteristic for each No Performance Guarantee Sample Solar Asset, the Originator, on behalf of the Depositor, instructed us to:

a.	Use the Agreement as the Source and

b.	Ignore differences of +/- 10% or less (as a percentage of the contract estimated annual production (kWh) value that is shown on the Statistical Data File).

ix.	For the purpose of comparing the contract estimated annual production (kWh) Sample Characteristic for each Performance Guarantee Sample Solar Asset, the Originator, on behalf of the Depositor, instructed us to:

a.	Recalculate the contract estimate annual production (kWh) by dividing:

(1)	The year 2 performance guarantee (kWh), as shown on the Agreement, by

(2)	1.995

and

b.	Ignore differences of +/- 10% or less (as a percentage of the contract estimated annual production (kWh) value that is shown on the Statistical Data File).

x.	We were instructed by the Originator, on behalf of the Depositor, not to compare the PBI rate and PBI term Sample Characteristics for Sample Solar Assets with a PBI payment frequency value of “0,” as shown on the Statistical Data File.

xi.	For the purpose of comparing the PTO date Sample Characteristic for each Sample Solar Asset (except for Sample Solar Asset numbers 87, 141 and 165), the Originator, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source.

xii.	For the purpose of comparing the PTO date Sample Characteristic for Sample Solar Asset numbers 87, 141 and 165, the Originator, on behalf of the Depositor, instructed us to use the Lifetime Production Report as the Source.

xiii.	For the purpose of comparing the system size (kW DC) Sample Characteristic for each Sample Solar Asset, the Originator, on behalf of the Depositor, instructed us to recalculate the system size (kW DC) by:

a.	Multiplying the panel quantity by the panel wattage, both as shown on the System Screen Shots, and

b.	Dividing the result obtained in a. above by 1,000.

xiv.	For purpose of comparing the county Sample Characteristic for each Sample Solar Asset, the Originator, on behalf of the Depositor, instructed us to use the county, as shown on the Geographic Schedule, corresponding to the zip code, as shown on the Agreement.

Exhibit 2 to Attachment A

Notes: (continued)

xv.	For the purpose of comparing the payment by ACH transfer Sample Characteristic for each Sample Solar Asset, the Originator, on behalf of the Depositor, provided the decode table that is shown below:

Statistical Data File Payment by ACH Transfer Value	Lease Dimensions Billing Data Schedule Payment by ACH Transfer Value
Yes	1

No	0

xvi.	For the purpose of comparing the first payment date Sample Characteristic for each Sample Solar Asset, the Originator, on behalf of the Depositor, instructed us to note agreement if the month and year of the first payment date, as shown on the Lease Dimensions Billing Data Schedule, agreed with the month and year of the first payment date, as shown on the Statistical Data File.

xvii.	For the purpose of comparing the last payment date Sample Characteristic for each Sample Solar Asset, the Originator, on behalf of the Depositor, instructed us to recalculate the last payment date by adding the:

a.	Original term (months), as shown on the Agreement, and

b.	First payment date, as shown on the Lease Dimensions Billing Data Schedule.

For the purpose of this procedure, the Originator, on behalf of the Depositor, instructed us to note agreement if the month and year of the last payment date, as recalculated above, agreed with the month and year of the last payment date, as shown on the Statistical Data File.

xviii.	For the purpose of comparing the next rate adjustment date Sample Characteristic for each Sample Solar Asset, the Originator, on behalf of the Depositor, instructed us to recalculate the next rate adjustment date by:

a.	Recalculating the absolute difference in days between the first payment date, as shown on the Lease Dimensions Billing Data Schedule, and the Statistical Cut-Off Date,

b.	Dividing the result obtained in a. above by 365,

c.	Adding 1 to the result obtained in b. above,

d.	Truncating the result obtained in c. above to a whole number and

e.	Adding the result obtained in d. above in years to the first payment date, as shown on the Lease Dimensions Billing Data Schedule.

For the purpose of this procedure, the Originator, on behalf of the Depositor, instructed us to note agreement if the month and year of the next rate adjustment date, as recalculated above, agreed with the month and year of the next rate adjustment date, as shown on the Statistical Data File.

Exhibit 2 to Attachment A

Notes: (continued)

xix.	For the purpose of comparing the seasoning (months) Sample Characteristic for each Sample Solar Asset, the Originator, on behalf of the Depositor, instructed us to recalculate the seasoning (months) as the maximum of:

a.	The result of:

(1)	Recalculating the difference in days (assuming each year contains 360 days composed of twelve 30 day months) between the first payment date, as shown on the Lease Dimensions Billing Data Schedule, and the Statistical Cut-Off Date,

(2)	Dividing the result obtained in (1) above by 30,

(3)	Adding 1 to the result obtained in (2) above and

(4)	Rounding the result obtained in (3) above to the nearest integer

and

b.	0.

xx.	For the purpose comparing the remaining term (months) Sample Characteristic for each Sample Solar Asset, the Originator, on behalf of the Depositor, instructed us to recalculate the remaining term (months) by subtracting the:

a.	Seasoning (months), as recalculated in note xix. above, from

b.	Original term (months), as shown on the Agreement.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Originator, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

Sample Characteristic Differences

Sample Solar Asset Number	Sample Characteristic	Statistical Data File Value	Source Value

16	Contract estimated annual production (kWh)	10,285 kWh	6,197 kWh

20	FICO score	707	703

56	Payment by ACH transfer	No	Yes

109	Payment by ACH transfer	No	Yes

198	FICO score	732	659

244	Contract estimated annual production (kWh)	10,973 kWh	13,673 kWh

254	First payment date	11/1/2014	10/1/2014
	Last payment date	10/1/2034	9/1/2034
	Next rate adjustment date	11/1/2016	10/1/2016
	Seasoning (months)	13 months	14 months
	Remaining term (months)	227 months	226 months

266	Payment by ACH transfer	No	Yes

Exhibit 4 to Attachment A

Non-Compared Sample Characteristics

Sample Solar Asset Number	Non-Compared Sample Characteristic
25	PBI term

69	PBI term

218	PBI term

231	PBI rate

PBI term

244	PBI rate
PBI term

257	PBI rate
PBI term

266	PBI rate
PBI term